UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23244

The Chartwell Funds
(Exact name of registrant as specified in charter)

1205 Westlakes Dr., Suite 100

Berwyn, PA 19312
(Address of principal executive offices) (Zip code)

Timothy J. Riddle

1205 Westlakes Dr., Suite 100

Berwyn, PA 19312
(Name and address of agent for service)

(610) 296-1400

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2018

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Berwyn Income Fund (BERIX)

Chartwell Mid Cap Value Fund (BERCX)

Chartwell Small Cap Value Fund (CWSIX)

Chartwell Short Duration High Yield Fund (CWFIX)

Chartwell Small Cap Growth Fund (CWSGX)

SEMI-ANNUAL REPORT

APRIL 30, 2018

Chartwell Funds

Each a series of The Chartwell Funds

Table of Contents

Schedules of Investments	1
Statements of Assets and Liabilities	24
Statements of Operations	26
Statements of Changes in Net Assets	28
Financial Highlights	33
Notes to Financial Statements	38
Expense Examples	50

This report and the financial statements contained herein are provided for the general information of the shareholders of the Chartwell Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.chartwellip.com

Berwyn Income Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 16.7%
	Basic Materials – 1.7%
3,293,000	Gold Resource Corp.[1,2]	$16,695,510
342,670	Mosaic Co.	9,234,957
		25,930,467
	Communications – 2.2%
1,708,000	Nokia OYJ - ADR	10,265,080
1,718,922	PC-Tel, Inc.*1,2	12,290,292
1,605,000	Telefonaktiebolaget LM Ericsson - ADR	12,117,750
		34,673,122
	Consumer, Cyclical – 4.3%
520,000	American Eagle Outfitters, Inc.	10,753,600
411,418	DSW, Inc. - Class A	9,174,622
366,000	Macy's, Inc.	11,371,620
560,000	Mattel, Inc.	8,288,000
214,000	Nintendo Co., Ltd. - ADR	11,230,720
1,256,000	Superior Industries International, Inc.[1]	16,516,400
		67,334,962
	Consumer, Non-cyclical – 0.5%
333,000	Carlsberg A/S - ADR	7,470,855

	Energy – 0.8%
335,000	Devon Energy Corp.	12,170,550

	Financial – 0.7%
305,000	Bank of America Corp.	9,125,600
99,000	Leucadia National Corp.	2,379,960
		11,505,560
	Health Care – 0.7%
280,000	GlaxoSmithKline PLC - ADR	11,230,800

	Industrial – 1.4%
143,300	General Electric Co.	2,016,231
1,500,984	LSI Industries, Inc.[1,2]	9,201,032
1,124,000	Pitney Bowes, Inc.	11,487,280
		22,704,543
	Real Estate – 1.0%
813,000	CoreCivic, Inc. - REIT	16,390,080

	Technology – 2.5%
143,000	Corning, Inc.	3,863,860
94,000	FLIR Systems, Inc.	5,033,700
53,440	International Business Machines Corp.	7,746,662
987,500	Xperi Corp.	21,725,000
		38,369,222

Berwyn Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Utilities – 0.9%
396,000	FirstEnergy Corp.	$13,622,400
	Total Common Stocks (Cost $255,023,719)	261,402,561

Principal Amount

	Corporate Bonds – 71.6%
	Basic Materials – 2.6%
$2,255,000	Eastman Chemical Co. 5.500%, 11/15/2019	2,336,081
9,201,000	Freeport-McMoRan, Inc. 3.100%, 3/15/2020	9,085,988
4,595,000	Huntsman International LLC 4.875%, 11/15/2020[3]	4,681,156
17,251,000	Nucor Corp. 5.850%, 6/1/2018	17,298,233
6,972,000	PH Glatfelter Co. 5.375%, 10/15/2020[3]	7,041,720
		40,443,178
	Communications – 7.1%
7,515,000	CalAmp Corp. 1.625%, 5/15/2020[4]	7,588,647
31,001,000	Finisar Corp. 0.500%, 12/15/2033[3,4]	30,729,772
25,515,000	Juniper Networks, Inc. 3.125%, 2/26/2019	25,554,905
10,827,000	Nokia OYJ 6.625%, 5/15/2039[5]	11,287,148
	Twitter, Inc.
17,722,000	0.250%, 9/15/2019[4]	16,961,709
20,374,000	1.000%, 9/15/2021[4]	19,117,372
		111,239,553
	Consumer, Cyclical – 11.2%
29,638,000	Allegiant Travel Co. 5.500%, 7/15/2019	29,934,380
36,772,000	Best Buy Co., Inc. 5.000%, 8/1/2018	36,964,685
11,806,000	Brunswick Corp. 4.625%, 5/15/2021[3,6]	11,853,625
23,758,000	GameStop Corp. 5.500%, 10/1/2019[3,6]	23,758,000
3,105,000	Marriott International, Inc. 6.750%, 5/15/2018	3,109,797

Berwyn Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	Consumer, Cyclical (Continued)
$1,091,000	Mattel, Inc. 2.350%, 5/6/2019	$1,069,180
25,275,000	Newell Brands, Inc. 2.150%, 10/15/2018	25,198,771
20,721,000	Ralph Lauren Corp. 2.125%, 9/26/2018[3]	20,687,183
14,270,000	Starbucks Corp. 2.000%, 12/5/2018[3]	14,224,265
9,042,000	Tiffany & Co. 4.900%, 10/1/2044[3]	8,720,340
		175,520,226
	Consumer, Non-cyclical – 14.2%
12,793,000	Church & Dwight Co., Inc. 2.450%, 12/15/2019[3]	12,680,665
34,841,000	Constellation Brands, Inc. 3.875%, 11/15/2019	35,272,192
14,063,000	Danaher Corp. 1.650%, 9/15/2018	14,019,166
2,800,000	Edgewell Personal Care Co. 4.700%, 5/19/2021	2,775,500
	General Mills, Inc.
9,605,414	5.650%, 2/15/2019	9,816,426
3,170,000	2.200%, 10/21/2019	3,130,007
6,127,000	4.150%, 2/15/2043[3]	5,639,456
4,745,000	Hershey Co. 3.375%, 8/15/2046[3]	4,188,250
19,376,000	Huron Consulting Group, Inc. 1.250%, 10/1/2019[4]	18,202,396
4,678,000	JM Smucker Co. 2.200%, 12/6/2019	4,619,366
	Kellogg Co.
14,007,000	3.250%, 5/21/2018	14,012,126
8,169,000	4.150%, 11/15/2019	8,304,859
33,766,000	Kraft Heinz Foods Co. 2.000%, 7/2/2018	33,735,408
32,099,000	Molson Coors Brewing Co. 1.900%, 3/15/2019	31,861,371
4,200,000	Sysco Corp. 1.900%, 4/1/2019	4,171,734
20,065,000	Western Union Co. 3.650%, 8/22/2018	20,138,317
		222,567,239

Berwyn Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	Health Care – 9.9%
$8,091,000	Amgen, Inc. 2.200%, 5/22/2019[3]	$8,052,252
12,197,000	Anthem, Inc. 2.300%, 7/15/2018	12,193,195
15,525,000	Bristol-Myers Squibb Co. 3.250%, 8/1/2042	13,713,248
40,856,000	Edwards Lifesciences Corp. 2.875%, 10/15/2018	40,910,829
5,801,000	Encompass Health Corp. 5.750%, 11/1/2024[3]	5,902,518
8,105,000	Gilead Sciences, Inc. 1.850%, 9/4/2018	8,092,834
11,680,000	Halyard Health, Inc. 6.250%, 10/15/2022[3]	12,001,200
16,990,000	Laboratory Corp. of America Holdings 2.500%, 11/1/2018	16,994,570
21,600,000	Quest Diagnostics, Inc. 2.700%, 4/1/2019	21,599,352
7,790,000	Thermo Fisher Scientific, Inc. 2.400%, 2/1/2019	7,772,745
6,480,000	Universal Health Services, Inc. 4.750%, 8/1/2022[3,6]	6,544,800
		153,777,543
	Industrial – 9.0%
30,254,000	Amphenol Corp. 2.550%, 1/30/2019[3]	30,219,057
10,070,000	Atlas Air Worldwide Holdings, Inc. 2.250%, 6/1/2022[4]	11,781,558
10,500,000	Bemis Co., Inc. 6.800%, 8/1/2019	10,958,608
8,029,000	Chart Industries, Inc. 2.000%, 8/1/2018[4]	8,109,860
1,225,000	Corning, Inc. 6.625%, 5/15/2019	1,271,376
5,919,000	Emerson Electric Co. 5.250%, 10/15/2018	5,989,791
18,699,000	Gibraltar Industries, Inc. 6.250%, 2/1/2021[3]	18,996,314
7,732,000	L3 Technologies, Inc. 5.200%, 10/15/2019	7,959,545
38,365,638	Republic Services, Inc. 3.800%, 5/15/2018	38,384,821

Berwyn Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	Industrial (Continued)
$6,314,000	Roper Technologies, Inc. 2.050%, 10/1/2018	$6,299,939
		139,970,869
	Real Estate – 0.0%
718,000	CoreCivic, Inc. 4.125%, 4/1/2020[3]	719,795

	Technology – 17.6%
	Apple, Inc.
21,849,000	3.850%, 5/4/2043	20,887,906
9,676,000	3.450%, 2/9/2045	8,656,198
30,294,000	CA, Inc. 2.875%, 8/15/2018	30,302,543
18,079,000	Corning, Inc. 1.500%, 5/8/2018	18,077,319
13,105,000	Electronics For Imaging, Inc. 0.750%, 9/1/2019[4]	12,634,216
40,784,000	Hewlett Packard Enterprise Co. 2.850%, 10/5/2018	40,841,016
7,405,000	KLA-Tencor Corp. 3.375%, 11/1/2019[3]	7,443,143
38,961,000	Maxim Integrated Products, Inc. 2.500%, 11/15/2018	38,903,299
11,821,000	NetApp, Inc. 2.000%, 9/27/2019	11,665,672
33,550,000	Nuance Communications, Inc. 2.750%, 11/1/2031[3,4]	32,957,272
23,330,000	Sanmina Corp. 4.375%, 6/1/2019[6]	23,563,300
9,505,000	Synchronoss Technologies, Inc. 0.750%, 8/15/2019[4]	8,984,117
19,417,000	Xilinx, Inc. 2.125%, 3/15/2019	19,343,254
		274,259,255
	Total Corporate Bonds (Cost $1,118,932,452)	1,118,497,658

Number of Shares

Preferred Stocks – 5.3%
Energy – 1.4%
393,557	Chesapeake Energy Corp. 5.000%, N/A2,4,7	21,448,856

Berwyn Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	Industrial – 2.9%
862,926	Pitney Bowes, Inc. 6.700%, 3/7/2043[2,3]	$21,564,521
524,488	Stericycle, Inc. 5.250%, 9/15/2018[4]	23,822,245
		45,386,766
	Real Estate – 1.0%
617,194	RLJ Lodging Trust 1.950%, N/A2,4,7	15,627,352

	Total Preferred Stocks (Cost $91,236,514)	82,462,974

	Short-Term Investments – 5.5%
86,026,905	Fidelity Investments Money Market Funds Government Portfolio-Institutional Class, 1.55%[8]	86,026,905

	Total Short-Term Investments (Cost $86,026,905)	86,026,905

	Total Investments – 99.1% (Cost $1,551,219,590)	1,548,390,098
	Other Assets in Excess of liabilities – 0.9%	13,758,754

	Total Net Assets – 100.0%	$1,562,148,852

ADR – American Depositary Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Affiliated company.
[2]	Illiquid security. The total value of these securities is $96,827,563 which represents 6.20% of total net assets of the Fund.
[3]	Callable.
[4]	Convertible security.
[5]	Foreign security denominated in U.S. Dollars.
[6]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $65,719,725 which represents 4.21% of total net assets of the Fund.
[7]	Perpetual security. Maturity date is not applicable.
[8]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Berwyn Income Fund

SUMMARY OF INVESTMENTS

As of April 30, 2018 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Cyclical	4.3%
Technology	2.5%
Communications	2.2%
Basic Materials	1.7%
Industrial	1.4%
Real Estate	1.0%
Utilities	0.9%
Energy	0.8%
Financial	0.7%
Health Care	0.7%
Consumer, Non-cyclical	0.5%
Total Common Stocks	16.7%
Corporate Bonds
Technology	17.6%
Consumer, Non-cyclical	14.2%
Consumer, Cyclical	11.2%
Health Care	9.9%
Industrial	9.0%
Communications	7.1%
Basic Materials	2.6%
Real Estate	0.0%
Total Corporate Bonds	71.6%
Preferred Stocks
Industrial	2.9%
Energy	1.4%
Real Estate	1.0%
Total Preferred Stocks	5.3%
Short-Term Investments	5.5%
Total Investments	99.1%
Other Assets in Excess of liabilities	0.9%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Chartwell Mid Cap Value Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 99.1%
	Basic Materials – 5.9%
24,050	Valvoline, Inc.	$487,734
5,500	Vulcan Materials Co.	614,295
		1,102,029
	Consumer, Cyclical – 8.6%
990	AutoZone, Inc.*	618,275
6,300	Ralph Lauren Corp.	692,055
7,225	Toll Brothers, Inc.	304,606
		1,614,936
	Consumer, Non-cyclical – 5.5%
11,625	IHS Markit Ltd.*1	571,136
3,875	Ingredion, Inc.	469,224
		1,040,360
	Energy – 4.5%
6,125	EQT Corp.	307,414
2,725	Pioneer Natural Resources Co.	549,224
		856,638
	Financial – 20.1%
7,600	Allstate Corp.	743,432
4,575	Hanover Insurance Group, Inc.	525,439
25,150	KeyCorp	500,988
10,075	Lincoln National Corp.	711,698
1,900	M&T Bank Corp.	346,313
9,375	Pinnacle Financial Partners, Inc.	600,468
10,500	Synchrony Financial	348,285
		3,776,623
	Health Care – 2.4%
4,450	Quest Diagnostics, Inc.	450,340

	Industrial – 15.7%
16,900	Allison Transmission Holdings, Inc.	658,931
6,425	J.B. Hunt Transport Services, Inc.	754,488
7,225	Jacobs Engineering Group, Inc.	419,700
2,925	Rockwell Automation, Inc.	481,250
4,400	Snap-on, Inc.	639,100
		2,953,469
	Real Estate – 12.9%
10,100	American Campus Communities, Inc. - REIT	395,011
12,625	DCT Industrial Trust, Inc. - REIT	827,821
24,925	Host Hotels & Resorts, Inc. - REIT	487,533
4,400	Mid-America Apartment Communities, Inc. - REIT	402,424

Chartwell Mid Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Real Estate (Continued)
27,450	Retail Properties of America, Inc. - Class A - REIT	$316,773
		2,429,562
	Technology – 8.9%
14,100	CA, Inc.	490,680
8,950	Dolby Laboratories, Inc. - Class A	535,389
5,575	Dun & Bradstreet Corp.	642,853
		1,668,922
	Utilities – 14.6%
9,225	Ameren Corp.	540,769
13,600	CMS Energy Corp.	641,784
6,950	National Fuel Gas Co.	356,883
10,800	Public Service Enterprise Group, Inc.	563,220
9,125	Vectren Corp.	641,214
		2,743,870
	Total Common Stocks (Cost $18,130,441)	18,636,749

	Short-Term Investments – 0.9%
172,648	Fidelity Investments Money Market Funds Government Portfolio-Institutional Class, 1.55%[2]	172,648

	Total Short-Term Investments (Cost $172,648)	172,648

	Total Investments – 100.0% (Cost $18,303,089)	18,809,397
	Liabilities in Excess of Other Assets – 0.0%	(2,897)

	Total Net Assets – 100.0%	$18,806,500

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Chartwell Mid Cap Value Fund

SUMMARY OF INVESTMENTS

As of April 30, 2018 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financial	20.1%
Industrial	15.7%
Utilities	14.6%
Real Estate	12.9%
Technology	8.9%
Consumer, Cyclical	8.6%
Basic Materials	5.9%
Consumer, Non-cyclical	5.5%
Energy	4.5%
Health Care	2.4%
Total Common Stocks	99.1%
Short-Term Investments	0.9%
Total Investments	100.0%
Liabilities in Excess of Other Assets	0.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Chartwell Small Cap Value Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 97.0%
	Basic Materials – 3.5%
34,150	Eagle Materials, Inc.	$3,379,484
50,280	Innophos Holdings, Inc.	2,080,587
50,147	Minerals Technologies, Inc.	3,462,650
		8,922,721
	Consumer, Cyclical – 9.3%
78,227	Cheesecake Factory, Inc.	4,063,893
298,150	Denny's Corp.*	5,220,606
137,756	Knoll, Inc.	2,627,007
25,550	Oxford Industries, Inc.	1,968,372
88,065	Scholastic Corp.	3,645,891
188,625	TRI Pointe Group, Inc.*	3,227,374
94,140	Wolverine World Wide, Inc.	2,820,434
		23,573,577
	Consumer, Non-cyclical – 2.0%
16,910	Lancaster Colony Corp.	2,123,727
40,595	Matthews International Corp. - Class A	1,995,244
8,856	Strayer Education, Inc.	930,500
		5,049,471
	Energy – 3.8%
112,525	RSP Permian, Inc.*	5,582,365
354,975	SRC Energy, Inc.*	3,918,924
		9,501,289
	Financial – 30.4%
106,418	American Equity Investment Life Holding Co.	3,213,824
94,917	Argo Group International Holdings Ltd.[1]	5,547,899
101,750	Columbia Banking System, Inc.	4,091,367
126,725	CVB Financial Corp.	2,806,959
52,750	FCB Financial Holdings, Inc. - Class A*	3,048,950
138,350	First Financial Bancorp	4,281,932
143,550	First Midwest Bancorp, Inc.	3,489,701
176,722	FNB Corp.	2,297,386
177,515	Hope Bancorp, Inc.	3,069,234
66,523	Independent Bank Group, Inc.	4,749,742
48,334	McGrath RentCorp	2,848,323
37,325	Pinnacle Financial Partners, Inc.	2,390,666
124,180	PRA Group, Inc.*	4,420,808
86,450	Renasant Corp.	3,910,133
92,177	Selective Insurance Group, Inc.	5,456,878
47,900	South State Corp.	4,145,745
112,142	Towne Bank/Portsmouth VA	3,353,046
42,605	UMB Financial Corp.	3,262,691
155,523	Umpqua Holdings Corp.	3,664,122

Chartwell Small Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Financial (Continued)
68,065	United Bankshares, Inc.	$2,310,807
138,300	United Community Banks, Inc.	4,415,919
		76,776,132
	Health Care – 4.2%
75,807	Haemonetics Corp.*	5,915,978
63,079	LHC Group, Inc.*	4,694,339
		10,610,317
	Industrial – 20.7%
72,690	Altra Industrial Motion Corp.	3,027,539
59,000	Barnes Group, Inc.	3,276,270
46,493	EnPro Industries, Inc.	3,493,949
95,540	ESCO Technologies, Inc.	5,335,909
58,325	Franklin Electric Co., Inc.	2,391,325
136,000	Harsco Corp.*	2,781,200
60,175	Hub Group, Inc. - Class A*	2,644,691
140,225	Interface, Inc.	3,084,950
116,475	ITT Corp.	5,694,463
80,575	Korn/Ferry International	4,307,539
49,566	Lydall, Inc.*	2,210,644
257,475	Mueller Water Products, Inc. - Class A	2,520,680
94,705	Rush Enterprises, Inc. - Class A*	3,866,805
60,875	Saia, Inc.*	4,020,794
143,950	TrueBlue, Inc.*	3,836,267
		52,493,025
	Real Estate – 7.9%
96,771	Education Realty Trust, Inc. - REIT	3,184,734
114,025	Empire State Realty Trust, Inc. - Class A - REIT	1,986,315
107,310	First Industrial Realty Trust, Inc. - REIT	3,338,414
130,026	Healthcare Realty Trust, Inc. - REIT	3,618,623
64,162	Kite Realty Group Trust - REIT	944,465
87,625	Pebblebrook Hotel Trust - REIT	3,065,999
32,617	PS Business Parks, Inc. - REIT	3,760,088
		19,898,638
	Technology – 9.4%
53,290	Acxiom Corp.*	1,384,474
14,800	CACI International, Inc. - Class A*	2,235,540
82,599	Diodes, Inc.*	2,358,202
180,775	Integrated Device Technology, Inc.*	5,030,968
105,855	ManTech International Corp. - Class A	6,254,972
82,690	Plexus Corp.*	4,534,720

Chartwell Small Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Technology (Continued)
55,712	Progress Software Corp.	$2,057,444
		23,856,320
	Utilities – 5.8%
29,779	Avista Corp.	1,544,339
41,037	Black Hills Corp.	2,325,977
65,545	El Paso Electric Co.	3,346,072
73,463	NorthWestern Corp.	4,036,057
46,850	Southwest Gas Holdings, Inc.	3,419,582
		14,672,027
	Total Common Stocks (Cost $208,611,621)	245,353,517

	Short-Term Investments – 3.1%
7,721,529	Fidelity Investments Money Market Funds Government Portfolio-Institutional Class, 1.55%[2]	7,721,529

	Total Short-Term Investments (Cost $7,721,529)	7,721,529

	Total Investments – 100.1% (Cost $216,333,150)	253,075,046
	Liabilities in Excess of Other Assets – (0.1)%	(141,152)

	Total Net Assets – 100.0%	$252,933,894

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Chartwell Small Cap Value Fund

SUMMARY OF INVESTMENTS

As of April 30, 2018 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financial	30.4%
Industrial	20.7%
Technology	9.4%
Consumer, Cyclical	9.3%
Real Estate	7.9%
Utilities	5.8%
Health Care	4.2%
Energy	3.8%
Basic Materials	3.5%
Consumer, Non-cyclical	2.0%
Total Common Stocks	97.0%
Short-Term Investments	3.1%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Chartwell Short Duration High Yield Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2018 (Unaudited)

Principal Amount		Value

	Corporate Bonds – 98.1%
	Basic Materials – 5.6%
	ArcelorMittal
$220,000	5.500%, 8/5/2020[1]	$227,975
889,000	5.750%, 3/1/2021[1]	931,228
1,073,000	Steel Dynamics, Inc. 5.125%, 10/1/2021[2]	1,092,099
		2,251,302
	Communications – 9.5%
1,110,000	CCO Holdings LLC / CCO Holdings Capital Corp. 5.250%, 9/30/2022[2]	1,127,344
1,110,000	DISH DBS Corp. 5.125%, 5/1/2020	1,104,450
1,100,000	Level 3 Financing, Inc. 5.375%, 8/15/2022[2]	1,105,500
492,000	TEGNA, Inc. 5.125%, 10/15/2019[2]	495,690
		3,832,984
	Consumer, Cyclical – 15.8%
855,000	Dollar Tree, Inc. 5.750%, 3/1/2023[2]	891,936
1,110,000	Fiat Chrysler Automobiles N.V. 4.500%, 4/15/2020[1]	1,122,820
1,100,000	GLP Capital LP / GLP Financing II, Inc. 4.375%, 4/15/2021	1,108,250
1,071,000	Group 1 Automotive, Inc. 5.000%, 6/1/2022[2]	1,073,999
1,035,000	Lennar Corp. 4.500%, 11/15/2019[2]	1,046,644
1,100,000	MGM Resorts International 8.625%, 2/1/2019	1,139,567
		6,383,216
	Consumer, Non-cyclical – 13.9%
1,100,000	ADT Corp. 6.250%, 10/15/2021	1,146,750
1,110,000	Centene Corp. 5.625%, 2/15/2021[2]	1,139,137
1,100,000	HCA, Inc. 3.750%, 3/15/2019	1,102,750
1,085,000	Nielsen Finance LLC / Nielsen Finance Co. 5.000%, 4/15/2022[2,3]	1,093,246
1,100,000	Tenet Healthcare Corp. 6.000%, 10/1/2020	1,135,255
		5,617,138

Chartwell Short Duration High Yield Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	Energy – 14.1%
$1,110,000	Antero Resources Corp. 5.375%, 11/1/2021[2]	$1,122,821
1,100,000	DCP Midstream Operating LP 5.350%, 3/15/2020[3]	1,132,153
1,110,000	Energy Transfer Equity LP 7.500%, 10/15/2020	1,189,087
1,100,000	Sabine Pass Liquefaction LLC 5.625%, 2/1/2021[2]	1,154,625
1,100,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 4.125%, 11/15/2019[2]	1,106,237
		5,704,923
	Financial – 20.7%
950,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625%, 10/30/2020[1]	974,444
1,110,000	Aircastle Ltd. 6.250%, 12/1/2019[1]	1,153,013
1,110,000	CIT Group, Inc. 5.375%, 5/15/2020	1,146,075
305,000	GFI Group, Inc. 8.375%, 7/19/2018	308,283
1,055,000	iStar, Inc. 4.625%, 9/15/2020[2]	1,051,044
1,040,000	Navient Corp. 5.500%, 1/15/2019	1,054,560
860,000	Sabra Health Care LP / Sabra Capital Corp. 5.500%, 2/1/2021[2]	879,350
750,000	SLM Corp. 5.125%, 4/5/2022[2]	757,500
1,040,000	Starwood Property Trust, Inc. 5.000%, 12/15/2021[2]	1,052,449
		8,376,718
	Industrial – 8.4%
1,110,000	Arconic, Inc. 5.400%, 4/15/2021[2]	1,143,300
1,100,000	CNH Industrial Capital LLC 4.375%, 11/6/2020	1,122,000
1,100,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 6.000%, 8/1/2020[2]	1,123,375
		3,388,675
	Technology – 7.5%
1,110,000	Dell International LLC / EMC Corp. 5.875%, 6/15/2021[2,3]	1,142,007

Chartwell Short Duration High Yield Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	Technology (Continued)
$1,110,000	Equinix, Inc. 5.375%, 1/1/2022[2]	$1,144,687
750,000	Pitney Bowes, Inc. 3.625%, 10/1/2021[2]	718,500
		3,005,194
	Utilities – 2.6%
1,055,000	AES Corp. 4.000%, 3/15/2021	1,060,592

	Total Corporate Bonds (Cost $40,057,913)	39,620,742

Number of Shares

	Short-Term Investments – 0.7%
302,138	Fidelity Investments Money Market Funds Government Portfolio-Institutional Class, 1.55%[4]	302,138

	Total Short-Term Investments (Cost $302,138)	302,138

	Total Investments – 98.8% (Cost $40,360,051)	39,922,880
	Other Assets in Excess of liabilities – 1.2%	484,861

	Total Net Assets – 100.0%	$40,407,741

LP – Limited Partnership

LLC – Limited Liability Company

[1]	Foreign security denominated in U.S. Dollars.
[2]	Callable.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $3,367,406, which represents 8.3% of total net assets of the Fund.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Chartwell Short Duration High Yield Fund

SUMMARY OF INVESTMENTS

As of April 30, 2018 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Corporate Bonds
Financial	20.7%
Consumer, Cyclical	15.8%
Energy	14.1%
Consumer, Non-cyclical	13.9%
Communications	9.5%
Industrial	8.4%
Technology	7.5%
Basic Materials	5.6%
Utilities	2.6%
Total Corporate Bonds	98.1%
Short-Term Investments	0.7%
Total Investments	98.8%
Other Assets in Excess of liabilities	1.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Chartwell Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 94.8%
	Basic Materials – 3.6%
812	Ingevity Corp.*	$62,386
2,794	KMG Chemicals, Inc.	171,803
6,832	Kronos Worldwide, Inc.	157,410
1,383	Quaker Chemical Corp.	203,287
		594,886
	Communications – 1.0%
6,034	Rapid7, Inc.*	170,400

	Communications Software – 3.6%
1,528	LogMeIn, Inc.	168,386
1,511	Proofpoint, Inc.*	178,207
3,721	RingCentral, Inc. - Class A*	249,493
		596,086
	Consumer, Cyclical – 20.2%
5,982	Boyd Gaming Corp.	198,662
1,220	Burlington Stores, Inc.*	165,737
6,336	Callaway Golf Co.	109,359
6,386	Camping World Holdings, Inc. - Class A	182,831
940	Children's Place, Inc.	119,897
15,786	Eldorado Resorts, Inc.*	639,333
2,171	Five Below, Inc.*	153,294
2,252	Grand Canyon Education, Inc.*	234,186
6,607	ILG, Inc.	225,497
2,915	Ollie's Bargain Outlet Holdings, Inc.*	181,313
1,465	Oxford Industries, Inc.	112,864
6,962	PlayAGS, Inc.*	157,411
1,903	Red Robin Gourmet Burgers, Inc.*	118,652
2,674	Scientific Games Corp. - Class A*	142,524
2,785	Stars Group, Inc.* 1	86,753
6,354	Tailored Brands, Inc.	200,469
3,281	Texas Roadhouse, Inc.	210,246
7,881	Travelport Worldwide Ltd.[1]	135,080
		3,374,108
	Consumer, Non-cyclical – 4.0%
1,161	National Beverage Corp.	102,586
5,332	Nomad Foods Ltd.* 1	87,925
5,826	On Assignment, Inc.*	469,750
		660,261
	Energy – 1.1%
5,759	Matador Resources Co.*	188,550

	Financial – 7.6%
3,895	American Equity Investment Life Holding Co.	117,629

Chartwell Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Financial (Continued)
4,484	CenterState Banks, Inc.	$129,946
1,804	Evercore Partners, Inc. - Class A	182,655
3,018	Moelis & Co.	162,368
6,011	Pacific Premier Bancorp, Inc.*	238,937
1,508	Selective Insurance Group, Inc.	89,274
1,515	Webster Financial Corp.	91,188
4,513	Western Alliance Bancorp*	266,177
		1,278,174
	Health Care – 26.6%
1,127	Aerie Pharmaceuticals, Inc.*	57,702
4,011	Arena Pharmaceuticals, Inc.*	159,798
580	ARMO BioSciences, Inc.*	15,440
1,364	Atara Biotherapeutics, Inc.*	55,037
450	Bluebird Bio, Inc.*	76,568
4,882	Catalent, Inc.*	200,699
7,935	Collegium Pharmaceutical, Inc.*	187,663
4,798	Cymabay Therapeutics, Inc.*	55,801
2,378	Encompass Health Corp.	144,630
3,530	Envision Healthcare Corp.*	131,210
3,794	Fate Therapeutics, Inc.*	38,319
3,998	G1 Therapeutics, Inc.*	153,323
1,878	Global Blood Therapeutics, Inc.*	82,914
3,082	Globus Medical, Inc. - Class A*	157,768
4,546	Halyard Health, Inc.*	215,344
3,161	Heron Therapeutics, Inc.*	95,778
1,878	ICON PLC* 1	220,909
489	ICU Medical, Inc.*	123,081
4,285	Insmed, Inc.*	104,254
4,374	Insulet Corp.*	376,164
2,193	Integra LifeSciences Holdings Corp.*	135,155
2,757	Intersect ENT, Inc.*	110,142
7,677	Lantheus Holdings, Inc.*	136,651
1,728	Molina Healthcare, Inc.*	143,856
1,402	MyoKardia, Inc.*	69,259
1,593	Nektar Therapeutics*	133,270
1,500	Neurocrine Biosciences, Inc.*	121,620
1,727	Nightstar Therapeutics PLC - ADR* 1,2	24,713
1,411	Odonate Therapeutics, Inc.*	29,744
1,407	PRA Health Sciences, Inc.*	115,613
1,950	Quidel Corp.*	110,565
1,528	Sage Therapeutics, Inc.*	219,910
3,554	Sarepta Therapeutics, Inc.*	271,383
15,519	Tandem Diabetes Care, Inc.*	118,410

Chartwell Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Health Care (Continued)
1,937	Xencor, Inc.*	$56,154
		4,448,847
	Industrial – 12.3%
3,198	Belden, Inc.	196,997
2,196	BWX Technologies, Inc.	148,889
2,331	Dycom Industries, Inc.*	242,098
1,687	HEICO Corp.	148,203
2,173	Kadant, Inc.	200,459
3,180	Kennametal, Inc.	115,911
3,718	Keysight Technologies, Inc.*	192,146
5,874	MasTec, Inc.*	258,456
5,013	Oshkosh Corp.	361,738
2,366	TopBuild Corp.*	188,570
		2,053,467
	Real Estate – 1.2%
4,069	Easterly Government Properties, Inc. - REIT	83,862
4,446	MGM Growth Properties LLC - Class A - REIT	124,355
		208,217
	Technology – 13.6%
1,210	Advanced Energy Industries, Inc.*	72,056
3,402	Everbridge, Inc.*	127,065
5,229	Five9, Inc.*	153,576
3,799	II-VI, Inc.*	144,742
3,607	Instructure, Inc.*	146,264
3,230	InterXion Holding N.V.* 1	210,015
2,270	ManTech International Corp. - Class A	134,134
1,871	MKS Instruments, Inc.	191,590
1,820	Monolithic Power Systems, Inc.	213,122
2,462	Paylocity Holding Corp.*	134,499
1,627	Take-Two Interactive Software, Inc.*	162,228
783	Ultimate Software Group, Inc.*	187,857
5,664	Varonis Systems, Inc.*	370,142
1,670	Zuora, Inc.*	32,164
		2,279,454
	Total Common Stocks (Cost $14,724,116)	15,852,450

	Short-Term Investments – 5.8%
972,489	Fidelity Investments Money Market Funds Government Portfolio-Institutional Class, 1.55%[3]	972,489

	Total Short-Term Investments (Cost $972,489)	972,489

Chartwell Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2018 (Unaudited)

Value

Total Investments – 100.6% (Cost $15,696,605)	$16,824,939
Liabilities in Excess of Other Assets – (0.6)%	(107,398)

Total Net Assets – 100.0%	$16,717,541

ADR – American Depositary Receipt

LLC – Limited Liability Company

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	Illiquid security. The total value of these securities is $24,713 which represents 0.2% of total net assets of the Fund.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Chartwell Small Cap Growth Fund

SUMMARY OF INVESTMENTS

As of April 30, 2018 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Health Care	26.6%
Consumer, Cyclical	20.2%
Technology	13.6%
Industrial	12.3%
Financial	7.6%
Consumer, Non-cyclical	4.0%
Communications Software	3.6%
Basic Materials	3.6%
Real Estate	1.2%
Energy	1.1%
Communications	1.0%
Total Common Stocks	94.8%
Short-Term Investments	5.8%
Total Investments	100.6%
Liabilities in Excess of Other Assets	(0.6)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
As of April 30, 2018 (Unaudited)

	Berwyn Income Fund	Chartwell Mid Cap Value Fund	Chartwell Small Cap Value Fund
Assets:
Investments in unaffiliated issuers, at cost	$1,487,753,961	$18,303,089	$216,333,150
Investments in affiliated issuers, at cost	63,465,629	-	-
Total Investments, at cost	$1,551,219,590	$18,303,089	$216,333,150
Investments in unaffiliated users, at value	$1,493,686,864	$18,809,397	$253,075,046
Investments in affiliated issuers, at value	54,703,234	-	-
Total Investments, at value	1,548,390,098	18,809,397	253,075,046
Receivables:
Investment securities sold	6,432,152	-	-
Fund shares sold	984,762	1,500	59,108
Dividends and interest	10,384,523	3,617	114,138
Due from Advisor	-	-	-
Prepaid expenses	46,309	20,643	24,834
Deferred offering costs	-	-	-
Total assets	1,566,237,844	18,835,157	253,273,126

Liabilities:
Due to custodian	-	-	68,670
Payables:
Investment securities purchased	2,551,215	-	-
Fund shares redeemed	707,991	-	81,557
Advisory fees	582,266	1,272	131,957
Transfer agent fees and expenses	101,742	2,356	13,664
Fund administration fees	76,515	1,762	1,576
Fund accounting fees	28,514	2,204	5,591
Trustees' fees and expenses	9,520	8,712	8,992
Auditing fees	9,175	7,438	7,438
Custody fees	8,435	1,090	2,530
Legal fees	1,289	2,513	4,191
Accrued other expenses	12,330	1,310	13,066
Total liabilities	4,088,992	28,657	339,232

Net Assets	$1,562,148,852	$18,806,500	$252,933,894

Components of Net Assets:
Paid-in Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$1,532,204,521	$17,537,430	$213,882,003
Accumulated net investment income (loss)	2,188,978	54,373	129,934
Accumulated net realized gain (loss) on investments	30,584,845	708,389	2,180,061
Net unrealized appreciation (depreciation) on investments	(2,829,492)	506,308	36,741,896
Net Assets	$1,562,148,852	$18,806,500	$252,933,894

Number of shares issued and outstanding	116,670,996	1,244,722	12,914,238
Net asset value, offering and redemption price per share	$13.39	$15.11	$19.59

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued
As of April 30, 2018 (Unaudited)

	Chartwell Short Duration High Yield Fund	Chartwell Small Cap Growth Fund
Assets:
Investments in unaffiliated issuers, at cost	$40,360,051	$15,696,605
Investments in affiliated issuers, at cost	-	-
Total Investments, at cost	$40,360,051	$15,696,605
Investments in unaffiliated users, at value	$39,922,880	$16,824,939
Investments in affiliated issuers, at value	-	-
Total Investments, at value	39,922,880	16,824,939
Receivables:
Investment securities sold	-	137,544
Fund shares sold	1,000	1,800
Dividends and interest	481,386	2,553
Due from Advisor	434	3,101
Prepaid expenses	31,485	28,156
Deferred offering costs	-	16,840
Total assets	40,437,185	17,014,933

Liabilities:
Due to custodian	-	-
Payables:
Investment securities purchased	-	277,305
Fund shares redeemed	-	-
Advisory fees	-	-
Transfer agent fees and expenses	2,018	3,186
Fund administration fees	2,356	1,588
Fund accounting fees	2,106	-
Trustees' fees and expenses	9,609	4,939
Auditing fees	8,677	5,950
Custody fees	417	968
Legal fees	2,467	2,569
Accrued other expenses	1,794	887
Total liabilities	29,444	297,392

Net Assets	$40,407,741	$16,717,541

Components of Net Assets:
Paid-in Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$41,517,635	$15,984,104
Accumulated net investment income (loss)	11,973	(29,667)
Accumulated net realized gain (loss) on investments	(684,696)	(365,230)
Net unrealized appreciation (depreciation) on investments	(437,171)	1,128,334
Net Assets	$40,407,741	$16,717,541

Number of shares issued and outstanding	4,231,271	1,464,366
Net asset value, offering and redemption price per share	$9.55	$11.42

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2018 (Unaudited)

	Berwyn Income	Chartwell Mid Cap	Chartwell Small Cap
	Fund	Value Fund	Value Fund
Investment Income:
Dividends (net of foreign withholding taxes of $71,837, $0 and $1,388, respectively)	$7,008,831	$211,264	$1,152,468
Dividends from affiliated investments	539,672	-	-
Interest	14,618,633	2,850	29,041
Total investment income	22,167,136	214,114	1,181,509

Expenses:
Advisory fees	3,999,421	81,027	765,371
Transfer agent fees and expenses	574,850	15,537	23,212
Fund administration fees	421,447	12,565	38,275
Fund accounting fees	145,332	15,121	27,121
Custody fees	85,642	4,970	9,731
Shareholder reporting fees	47,633	3,425	22,073
Insurance fees	37,862	448	3,300
Legal fees	35,506	1,483	5,987
Registration fees	26,888	13,531	11,922
Trustees' fees and expenses	11,047	10,435	10,664
Auditing fees	9,175	7,438	7,438
Miscellaneous	6,965	1,987	2,963
Offering costs	-	-	-

Total expenses	5,401,768	167,967	928,057
Advisory fees waived	(283,375)	(54,210)	(34,764)
Other expenses absorbed by the Advisor	-	-	-
Net expenses	5,118,393	113,757	893,293
Net investment income (loss)	17,048,743	100,357	288,216

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	39,769,864	705,889	2,388,313
Affiliated investments	47,280	-	-
Net realized gain (loss)	39,817,144	705,889	2,388,313
Net change in unrealized appreciation/depreciation:
Investments	(37,054,846)	(730,422)	(728,230)
Affiliated investments	1,014,456	-	-
Net change in unrealized appreciation/depreciation	(36,040,390)	(730,422)	(728,230)
Net realized and unrealized gain (loss)	3,776,754	(24,533)	1,660,083

Net Increase (Decrease) in Net Assets from Operations	$20,825,497	$75,824	$1,948,299

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS - Continued
For the Six Months Ended April 30, 2018 (Unaudited)

	Chartwell Short Duration	Chartwell Small Cap
	High Yield Fund	Growth Fund
Investment Income:
Dividends (net of foreign withholding taxes of $0 and $0, respectively)	$-	$33,757
Dividends from affiliated investments	-	-
Interest	680,260	5,855
Total investment income	680,260	39,612

Expenses:
Advisory fees	75,874	50,178
Transfer agent fees and expenses	11,103	8,641
Fund administration fees	12,562	12,464
Fund accounting fees	19,447	14,177
Custody fees	4,161	5,380
Shareholder reporting fees	1,976	4,009
Insurance fees	2,080	248
Legal fees	2,983	1,985
Registration fees	14,996	12,448
Trustees' fees and expenses	10,954	10,776
Auditing fees	8,677	6,216
Miscellaneous	2,828	723
Offering costs	-	9,872

Total expenses	167,641	137,117
Advisory fees waived	(74,695)	(50,178)
Other expenses absorbed by the Advisor	-	(24,767)
Net expenses	92,946	62,172
Net investment income (loss)	587,314	(22,560)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	22,923	(288,852)
Affiliated investments	-	-
Net realized gain (loss)	22,923	(288,852)
Net change in unrealized appreciation/depreciation:
Investments	(694,506)	868,916
Affiliated investments	-	-
Net change in unrealized appreciation/depreciation	(694,506)	868,916
Net realized and unrealized gain (loss)	(671,583)	580,064

Net Increase (Decrease) in Net Assets from Operations	$(84,269)	$557,504

See accompanying Notes to Financial Statements.

Berwyn Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$17,048,743	$30,523,260
Net realized gain on investments	39,817,144	43,644,642
Net change in unrealized appreciation/depreciation on investments	(36,040,390)	(6,483,658)
Net increase in net assets resulting from operations	20,825,497	67,684,244

Distributions to Shareholders:
From net investment income	(16,812,012)	(27,904,142)
From net realized gains	(52,188,277)	(18,928,645)
Total distributions to shareholders	(69,000,289)	(46,832,787)

Capital Transactions:
Net proceeds from shares sold	120,365,482	316,338,992
Reinvestment of distributions	66,882,333	44,912,261
Cost of shares redeemed[1]	(248,783,796)	(421,566,528)
Net decrease in net assets from capital transactions	(61,535,981)	(60,315,275)

Total decrease in net assets	(109,710,773)	(39,463,818)

Net Assets:
Beginning of period	1,671,859,625	1,711,323,443
End of period	$1,562,148,852	$1,671,859,625

Accumulated net investment income	$2,188,978	$1,952,247

Capital Share Transactions:
Shares sold	8,875,974	23,015,447
Shares reinvested	4,982,243	3,284,678
Shares redeemed	(18,315,031)	(30,656,603)
Net decrease from capital share transactions	(4,456,814)	(4,356,478)

[1]	Net of redemption fee proceeds of $6,134 and $6,372, respectively.

See accompanying Notes to Financial Statements.

Chartwell Mid Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$100,357	$213,400
Net realized gain on investments	705,889	4,288,894
Net change in unrealized appreciation/depreciation on investments	(730,422)	58,935
Net increase in net assets resulting from operations	75,824	4,561,229

Distributions to Shareholders:
From net investment income	(175,655)	(325,588)
From net realized gains	(4,279,893)	(396,077)
Total distributions to shareholders	(4,455,548)	(721,665)

Capital Transactions:
Net proceeds from shares sold	2,437,835	5,057,276
Reinvestment of distributions	4,444,020	719,293
Cost of shares redeemed[1]	(6,970,024)	(5,053,503)
Net increase (decrease) in net assets from capital transactions	(88,169)	723,066

Total increase (decrease) in net assets	(4,467,893)	4,562,630

Net Assets:
Beginning of period	23,274,393	18,711,763
End of period	$18,806,500	$23,274,393

Accumulated net investment income	$54,373	$129,671

Capital Share Transactions:
Shares sold	138,080	292,489
Shares reinvested	281,267	43,149
Shares redeemed	(429,274)	(291,363)
Net increase (decrease) from capital share transactions	(9,927)	44,275

[1]	Net of redemption fee proceeds of $0 and $437, respectively.

See accompanying Notes to Financial Statements.

Chartwell Small Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$288,216	$463,159
Net realized gain on investments	2,388,313	9,543,327
Net change in unrealized appreciation/depreciation on investments	(728,230)	26,233,454
Net increase in net assets resulting from operations	1,948,299	36,239,940

Distributions to Shareholders:
From net investment income	(386,756)	(883,350)
From net realized gain	(6,975,714)	-
Total distributions to shareholders	(7,362,470)	(883,350)

Capital Transactions:
Net proceeds from shares sold	104,090,595	35,615,660
Reinvestment of distributions	5,808,611	759,694
Cost of shares redeemed[1]	(17,088,800)	(68,976,168)
Net increase (decrease) in net assets from capital transactions	92,810,406	(32,600,814)

Total increase in net assets	87,396,235	2,755,776

Net Assets:
Beginning of period	165,537,659	162,781,883
End of period	$252,933,894	$165,537,659

Accumulated net investment income	$129,934	$228,474

Capital Share Transactions:
Shares sold	5,229,048	1,909,179
Shares reinvested	293,661	40,174
Shares redeemed	(857,810)	(3,719,094)
Net increase (decrease) in capital share transactions	4,664,899	(1,769,741)

[1]	Net of redemption fee proceeds of $559 and $159, respectively.

See accompanying Notes to Financial Statements.

Chartwell Short Duration High Yield Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$587,314	$812,987
Net realized gain on investments	22,923	185,225
Net change in unrealized appreciation/depreciation on investments	(694,506)	12,660
Net increase (decrease) in net assets resulting from operations	(84,269)	1,010,872

Distributions to Shareholders:
From net investment income	(575,341)	(825,642)
Total distributions to shareholders	(575,341)	(825,642)

Capital Transactions:
Net proceeds from shares sold	6,282,768	14,200,961
Reinvestment of distributions	573,765	787,297
Cost of shares redeemed	(979,823)	(1,332,338)
Net increase in net assets from capital transactions	5,876,710	13,655,920

Total increase in net assets	5,217,100	13,841,150

Net Assets:
Beginning of period	35,190,641	21,349,491
End of period	$40,407,741	$35,190,641

Accumulated net investment income	$11,973	$-

Capital Share Transactions:
Shares sold	651,719	1,459,672
Shares reinvested	59,810	81,317
Shares redeemed	(102,246)	(137,520)
Net increase in capital share transactions	609,283	1,403,469

See accompanying Notes to Financial Statements.

Chartwell Small Cap Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2018 (Unaudited)	For the Period June 16, 2017* through October 31, 2017
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(22,560)	$(7,524)
Net realized loss on investments	(288,852)	(76,378)
Net change in unrealized appreciation/depreciation on investments	868,916	259,418
Net increase in net assets resulting from operations	557,504	175,516

Distributions to Shareholders:
From net investment income	(2,748)	-
Total distributions to shareholders	(2,748)	-

Capital Transactions:
Net proceeds from shares sold	9,836,649	6,573,081
Reinvestment of distributions	2,748	-
Cost of shares redeemed	(420,655)	(4,554)
Net increase in net assets from capital transactions	9,418,742	6,568,527

Total increase in net assets	9,973,498	6,744,043

Net Assets:
Beginning of period	6,744,043	-
End of period	$16,717,541	$6,744,043

Accumulated net investment loss	$(29,667)	$(4,359)

Capital Share Transactions:
Shares sold	870,147	631,594
Shares reinvested	245	-
Shares redeemed	(37,191)	(429)
Net increase in capital share transactions	833,201	631,165

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Berwyn Income Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the		For the Period
	Six Months Ended April 30,	For the Year Ended	January 1, 2016 through	For the Year Ended December 31,
	2018 (Unaudited)	October 31, 2017	October 31, 2016*	2015	2014	2013	2012
Net asset value, beginning of period	$13.80	$13.64	$12.85	$13.61	$14.01	$13.15	$12.87
Income from Investment Operations:
Net investment income[1]	0.14	0.24	0.19	0.31	0.32	0.30	0.38
Net realized and unrealized gain (loss) on investments	0.03	0.29	0.79	(0.76)	0.15	1.76	0.63
Total from investment operations	0.17	0.53	0.98	(0.45)	0.47	2.06	1.01

Less Distributions:
From net investment income	(0.14)	(0.22)	(0.19)	(0.31)	(0.34)	(0.30)	(0.38)
From net realized gain	(0.44)	(0.15)	-	- [2]	(0.53)	(0.90)	(0.35)
Total distributions	(0.58)	(0.37)	(0.19)	(0.31)	(0.87)	(1.20)	(0.73)

Redemption fee proceeds	- [1,2]	- [1,2]	- [1,2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$13.39	$13.80	$13.64	$12.85	$13.61	$14.01	$13.15

Total return[3]	1.29%[4]	3.98%	7.68%[4]	(3.30)%[5]	3.32%	15.83%	7.96%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,562,149	$1,671,860	$1,711,323	$1,742,093	$2,573,442	$2,117,384	$1,446,735

Ratio of expenses to average net assets:
Before fees waived	0.67%[6]	0.67%	0.67%[6]	0.64%	0.61%	0.63%	0.64%
After fees waived	0.64%[6]	0.64%	0.66%[6,7]	0.64%	0.61%	0.63%	0.64%
Ratio of net investment income to average net assets:
Before fees waived	2.10%[6]	1.75%	1.74%[6]	2.18%	2.28%	2.22%	2.85%
After fees waived	2.13%[6]	1.78%	1.75%[6]	2.18%	2.28%	2.22%	2.85%

Portfolio turnover rate	39%[4]	69%	72%[4]	45%	45%	64%	51%

[1]	Based on average daily shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	The Fund received payment from the Advisor of $1,601,595 for losses realized on the disposal of investments purchased in violation of investment restrictions, which otherwise would have reduced the total return by 0.07% (Note 3).
[6]	Annualized.
[7]	Effective March 1, 2018, the Fund's Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 0.64% of average daily net assets of the fund. This agreement is in effect until July 17, 2019, and the Advisor will not seek recoupment of any advisory fees waived or expenses absorbed until April 29, 2018.
*	Fiscal year changed to October 31, effective September 30, 2016.

See accompanying Notes to Financial Statements.

Chartwell Mid Cap Value Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the		For the Period
	Six Months Ended April 30,	For the Year Ended	January 1, 2016 through	For the Year Ended December 31,
	2018 (Unaudited)	October 31, 2017	October 31, 2016*	2015	2014	2013	2012
Net asset value, beginning of period	$18.55	$15.46	$13.31	$15.83	$17.62	$13.95	$12.93
Income from Investment Operations:
Net investment income[1]	0.08	0.16	0.20	0.12	0.12	0.14	0.17
Net realized and unrealized gain (loss) on investments	0.10	3.48	1.95	(2.52)	(0.28)	5.24	1.50
Total from investment operations	0.18	3.64	2.15	(2.40)	(0.16)	5.38	1.67

Less Distributions:
From net investment income	(0.14)	(0.25)	-	(0.12)	(0.12)	(0.14)	(0.17)
From net realized gain	(3.48)	(0.30)	-	-	(1.51)	(1.57)	(0.48)
Total distributions	(3.62)	(0.55)	-	(0.12)	(1.63)	(1.71)	(0.65)

Redemption fee proceeds	-	- [1,2]	- [1,2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$15.11	$18.55	$15.46	$13.31	$15.83	$17.62	$13.95

Total return[3]	0.14%[4]	23.95%	16.15%[4]	(15.16)%	(0.97)%	38.64%	13.02%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$18,807	$23,274	$18,712	$16,817	$21,596	$19,760	$13,790

Ratio of expenses to average net assets:
Before fees waived	1.55%[5]	1.71%	2.03%[5]	1.81%	1.68%	1.76%	1.89%
After fees waived	1.05%[5,7]	1.15%	1.19%[5,6]	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets:
Before fees waived	0.43%[5]	0.37%	0.81%[5]	0.24%	0.28%	0.34%	0.62%
After fees waived	0.93%[5]	0.93%	1.65%[5]	0.80%	0.71%	0.85%	1.26%

Portfolio turnover rate	26%[4]	159%	38%[4]	30%	38%	32%	22%

[1]	Based on average daily shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.
[6]	The Advisor has voluntarily agreeed to waive a portion of its fees and/or to reimburse the Fund for expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) above 1.15% through June 30, 2017, and the Advisor will not seek recoupment of any advisory fees waived or expenses absorbed during such period. Prior to May 1, 2016, the annual operating expense limitation was 1.25%.
[7]	Effective November 6, 2017, the Fund's Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.05% of average daily net assets of the fund. This agreement is in effect until July 17, 2019, and the Advisor will not seek recoupment of any advisory fees waived or expenses absorbed until April 29, 2018. Prior to November 6, 2017, the annual operating expense limitation was 1.15%.

*	Fiscal year changed to October 31, effective September 30, 2016.

See accompanying Notes to Financial Statements.

Chartwell Small Cap Value Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each year.

	For the
	Six Months Ended	For the Year Ended October 31,
	April 30, 2018 (Unaudited)	2017	2016	2015	2014	2013
Net asset value, beginning of year	$20.07	$16.25	$15.38	$16.30	$15.23	$11.11
Income from Investment Operations:
Net investment income[1]	0.03	0.05	0.10	0.10	0.09	0.07
Net realized and unrealized gain (loss) on investments	0.38	3.86	0.89	(0.59)	1.40	4.05
Total from investment operations	0.41	3.91	0.99	(0.49)	1.49	4.12

Less Distributions:
From net investment income	(0.05)	(0.09)	(0.11)	(0.05)	(0.04)	-
From net realized gain	(0.84)	-	(0.01)	(0.38)	(0.39)	-
Total distributions	(0.89)	(0.09)	(0.12)	(0.43)	(0.43)	-

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	0.01	-

Net asset value, end of year	$19.59	$20.07	$16.25	$15.38	$16.30	$15.23

Total return[3]	1.99%[6]	24.09%	6.51%	(3.06)%	10.06%	37.08%

Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$252,934	$165,538	$162,782	$148,071	$136,081	$4,685

Ratio of expenses to average net assets:
Before fees waived and other expenses absorbed	1.09%[7]	1.14%	1.30%	1.48%	1.61%	3.17%[4]
After fees waived and other expenses absorbed	1.05%[7]	1.05%	1.05%	1.05%	1.05%	1.06%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and other expenses absorbed	0.30%[7]	0.18%	0.42%	0.17%	(0.01)%	(1.58)%[5]
After fees waived and other expenses absorbed	0.34%[7]	0.27%	0.67%	0.60%	0.55%	0.53%[5]

Portfolio turnover rate	4%[6]	39%	22%	21%	157%	25%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Includes excise tax expense. If this expense was excluded, the ratio of expenses to average net assets before fees waived would have been 3.16%; the ratio of expenses to average net assets after fees waived would have been 1.05%.
[5]	Includes excise tax expense. If this expense was excluded, the ratio of net investment income (loss) to average net assets before fees waived would have been (1.57)%; the ratio of net investment income (loss) to average net assets after fees waived would have been 0.54%.
[6]	Not annualized.
[7]	Annualized.

See accompanying Notes to Financial Statements.

Chartwell Short Duration High Yield Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the				For the Period
	Six Months Ended	For the Year Ended October 31,			July 15, 2014* through
	April 30, 2018 (Unaudited)	2017	2016	2015	October 31, 2014
Net asset value, beginning of period	$9.72	$9.62	$9.58	$9.92	$10.00
Income from Investment Operations:
Net investment income[1]	0.15	0.31	0.33	0.29	0.09
Net realized and unrealized gain (loss) on investments	(0.18)	0.11	0.06	(0.35)	(0.09)
Total from investment operations	(0.03)	0.42	0.39	(0.06)	0.00

Less Distributions:
From net investment income	(0.14)	(0.32)	(0.33)	(0.28)	(0.08)
From net realized gain	-	-	(0.02)	-	-
Total distributions	(0.14)	(0.32)	(0.35)	(0.28)	(0.08)

Net asset value, end of period	$9.55	$9.72	$9.62	$9.58	$9.92

Total return[2]	(0.28)%[3]	4.42%	4.29%	(0.61)%	0.02%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$40,408	$35,191	$21,349	$19,571	$10,580

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.88%[4]	1.16%	1.50%	2.15%	2.78%[4]
After fees waived and expenses absorbed	0.49%[4]	0.61%[6]	0.65%[5]	0.52%[5]	0.00%[4,5]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.70%[4]	2.70%	2.66%	1.32%	0.10%[4]
After fees waived and expenses absorbed	3.09%[4]	3.25%	3.51%	2.95%	2.88%[4]

Portfolio turnover rate	19%[3]	62%	52%	40%	5%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	The Advisor waived its investment advisory fees and paid all of the Short Duration High Yield Fund’s operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) through January 15, 2015. For the period January 16, 2015 through March 6, 2015, the Advisor agreed to an initial expense limitation which increased by 0.02% per day until each class reached its respective full contractual expense limitations.
[6]	Effective August 11, 2017, the Fund's advisor had contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 0.49% of average daily net assets of the Fund. Prior to August 11, 2017, the annual operating expense limitation was 0.65%.

See accompanying Notes to Financial Statements.

Chartwell Small Cap Growth Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2018 (Unaudited)	For the Period June 16, 2017* through October 31, 2017
Net asset value, beginning of period	$10.69	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.02)	(0.03)
Net realized and unrealized gain on investments	0.75	0.72
Total from investment operations	0.73	0.69

Less Distributions:
From net investment income	(0.00)[2]	-
Total distributions	(0.00)	-

Net asset value, end of period	$11.42	$10.69

Total return[3]	6.85%[4]	6.90%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$16,718	$6,744

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.32%[5]	11.54%[5]
After fees waived and expenses absorbed	1.05%[5,6]	1.25%[5]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.65)%[5]	(11.12)%[5]
After fees waived and expenses absorbed	(0.38)%[5]	(0.83)%[5]

Portfolio turnover rate	47%[4]	43%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective November 6, 2017, the Fund's Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.05% of average daily net assets of the fund. This agreement is in effect until July 17, 2019, and the Advisor will not seek recoupment of any advisory fees waived or expenses absorbed until April 29, 2018. Prior to November 6, 2017, the annual operating expense limitation was 1.25%.

See accompanying Notes to Financial Statements.

Chartwell Funds

NOTES TO FINANCIAL STATEMENTS

April 30, 2018 (Unaudited)

Note 1 – Organization

Berwyn Income Fund, Chartwell Mid Cap Value Fund (formerly known as the Berwyn Cornerstone Fund), Chartwell Small Cap Value Fund, Chartwell Short Duration High Yield Fund, and Chartwell Small Cap Growth Fund, (each a “Fund” and collectively the “Funds”) are organized as a series of The Chartwell Funds, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Berwyn Income Fund, Chartwell Small Cap Value Fund, and Chartwell Small Cap Growth Fund are diversified funds. The Chartwell Mid Cap Value Fund, and Chartwell Short Duration High Yield Fund are non-diversified funds.

The Berwyn Income Fund’s primary investment objective is to provide investors with current income; seeking to preserve capital is a secondary consideration. The Fund commenced investment operations on September 3, 1987.

The Chartwell Mid Cap Value Fund’s primary investment objective is to achieve long-term capital appreciation. The Fund commenced investment operations on May 1, 2002.

The Chartwell Small Cap Value Fund’s primary investment objective is to seek long-term capital appreciation. The Fund’s Class A shares commenced investment operations on November 9, 2011. The Fund’s Class I shares commenced investment operations on March 16, 2012. Class A shares were liquidated on June 30, 2016. As of February 2017, the Class I classification has been removed.

The Chartwell Short Duration High Yield Fund’s primary investment objective is to seek income and long-term capital appreciation. The Fund commenced investment operations on July 15, 2014, with two classes of shares, Class A and Class I. Class A shares were liquidated on January 15, 2016. As of February 2017, the Class I classification has been removed.

The Chartwell Small Cap Growth Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on June 16, 2017.

On July 17, 2017, the Berwyn Fund, Berwyn Income Fund, and Chartwell Mid Cap Value Fund, (each a “Successor Fund” and collectively the “Successor Funds”) acquired all the assets and liabilities of the Berwyn Fund, Berwyn Income Fund, and Berwyn Cornerstone Fund, respectively, each a series of the Investment Managers Series Trust (each, a “IMST Predecessor Fund” and collectively the “IMST Predecessor Funds”). The IMST Predecessor Funds acquired all the assets and liabilities of the Berwyn Fund, Berwyn Income Fund, and Berwyn Cornerstone Fund, respectively, each a series of The Berwyn Funds, (the “Berwyn Funds Predecessor Funds”) on April 29, 2016. On July 17, 2017, the Chartwell Small Cap Value Fund and Chartwell Short Duration High Yield Fund, (each a “Successor Fund” and collectively the “Successor Funds”) acquired all the assets and liabilities of the Chartwell Small Cap Value Fund and Chartwell Short Duration High Yield Fund, respectively, each a series of the Investment Managers Series Trust (each, a “Predecessor Fund” and collectively the “Predecessor Funds”). Shareholders received equivalent shares of each corresponding Successor Fund. As a result of the reorganization, each Fund is the accounting successor of the Predecessor Fund and accordingly, the prior performance and financial history of the Predecessor Funds is included in these financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Chartwell Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2018 (Unaudited)

Note 2 – Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s Advisor, as defined in Note 3, subject to review and approval by the Advisor’s Portfolio Pricing Committee (“APPC”), pursuant to procedures adopted by the Board of Trustees. The actions of the APPC are subsequently reviewed by the Board at its next regularly scheduled board meeting. The APPC meets as needed. The APPC is comprised of Advisor’s personnel (CFO, COO of Retail Division, CCO, the applicable portfolio manager or lead analyst).

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

The Chartwell Small Cap Growth Fund incurred offering costs of approximately $67,849, which are being amortized over a one-year period from June 16, 2017 (commencement of operations).

(c) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Chartwell Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2018 (Unaudited)

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open periods ended October 31, 2015 through 2017, and as of and during the six months ended April 30, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders

The Chartwell Mid Cap Value Fund, Chartwell Small Cap Value Fund and Chartwell Small Cap Growth Fund will make distributions of net investment income and capital gains, if any, at least annually. The Berwyn Income Fund will make distributions of net investment income quarterly and net capital gains, if any, at least annually. The Chartwell Short Duration High Yield Fund will make distributions of net investment income monthly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Chartwell Investment Partners, LLC (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor at the following annual rates based on the average daily net assets of the Funds:

Berwyn Income Fund
First $1.75 billion	0.50%
Next $1.75 billion	0.48%
Thereafter	0.46%
Chartwell Mid Cap Value Fund	0.75%
Chartwell Small Cap Value Fund	0.90%
Chartwell Short Duration High Yield Fund	0.40%
Chartwell Small Cap Growth Fund	0.85%

Chartwell Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2018 (Unaudited)

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each Fund as stated below. This agreement is in effect for a period of two years with respect to each Fund, and it may be terminated before the two-year term only by the Trust’s Board of Trustees. The table below contains the expense cap by Fund:

Expense Limit as a % of average daily net assets
Berwyn Income Fund	0.64%
Chartwell Mid Cap Value Fund	1.05%*
Chartwell Small Cap Value Fund	1.05%
Chartwell Short Duration High Yield Fund	0.49%
Chartwell Small Cap Growth Fund	1.05%^

*	Prior to November 6, 2017, the expense limitation was 1.15%.
^	Prior to November 6, 2017, the expense limitation was 1.25%.

For the six months ended April 30, 2018, the Advisor waived fees and absorbed other expenses as follows:

	Advisory fees waived	Other expenses absorbed	Total
Berwyn Income Fund	$283,375	$-	$283,375
Chartwell Mid Cap Value Fund	54,210	-	54,210
Chartwell Small Cap Value Fund	34,764	-	34,764
Chartwell Short Duration High Yield Fund	74,695	-	74,695
Chartwell Small Cap Growth Fund	50,178	24,767	74,945

Chartwell Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2018 (Unaudited)

The Advisor is permitted to seek reimbursement from each Fund for a period ending three years after the date of the waiver or payment, provided that the reimbursement does not exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. However, for the Berwyn Income Fund and Chartwell Mid Cap Value Fund, the Advisor is not permitted to seek reimbursement of any advisory fees waived or expenses absorbed through April 29, 2018. Prior to July 17, 2017, the Advisor was permitted to seek reimbursement from the Chartwell Small Cap Value Fund and Chartwell Short Duration High Yield Fund for a period ending three full fiscal years following the fiscal year in which such reimbursements occurred, provided that the reimbursement does not exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The Advisor may recapture all or a portion of this amount no later than October 31, of the years stated below:

	Chartwell Small Cap Value Fund	Chartwell Short Duration High Yield Fund	Chartwell Small Cap Growth Fund
2018	$620,733	$176,622	$-
2019	382,883	173,550	-
2020	155,138	137,955	93,645
2021	34,764	74,695	74,945
Total	$1,193,518	$562,822	$168,590

The Advisor and the officers of the Advisor, together with their families, owned 15,919 shares, 12,757 shares, 64,225 shares, 17,984 shares and 24,914 shares of the Berwyn Income Fund, Chartwell Mid Cap Value Fund, Chartwell Short Duration High Yield Fund, Chartwell Small Cap Value Fund, and Chartwell Small Cap Growth Fund, respectively, as of April 30, 2018.

Foreside Fund Services, LLC, (“Foreside”) serves as the Funds’ distributor. Prior to July 17, 2017 (Plan of Reorganization), IMST Distributors, LLC served as the Funds’ distributor, except for Chartwell Small Cap Growth Fund. UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank n.a., serves as the Funds’ custodian.

For the six months ended April 30, 2018, UMBFS received transfer agent fees as follows:

Transfer agent fees paid to UMBFS
Berwyn Income Fund	$140,527
Chartwell Mid Cap Value Fund	10,009
Chartwell Small Cap Value Fund	23,212
Chartwell Short Duration High Yield Fund	11,103
Chartwell Small Cap Growth Fund	8,641

Certain trustees and officers of the Trust are employees of the Advisor. The Funds do not compensate trustees and officers affiliated with the Funds’ Advisor. For the six months ended April 30, 2018, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

Chartwell Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2018 (Unaudited)

The Trust’s Chief Compliance Officer (“CCO”) is an officer of the Advisor. Prior to July 17, 2017 (Plan of Reorganization), Dziura Compliance Consulting, LLC provided CCO services to the IMST Predecessor Funds. The Funds’ allocated fees incurred for CCO services for the six months ended April 30, 2018, are reported on the Statements of Operations.

During the year ended December 31, 2015, the Previous Advisor fully reimbursed $1,601,595 to the Berwyn Income Fund for losses realized on the disposal of investments purchased in violation of an investment restriction.

Note 4 – Federal Income Taxes

At October 31, 2017, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Berwyn Income Fund	Chartwell Mid Cap Value Fund
Cost of investments	$1,682,575,702	$22,078,266

Gross unrealized appreciation	$68,463,869	$1,521,486
Gross unrealized depreciation	(44,481,679)	(282,183)
Net unrealized appreciation on investments	$23,982,190	$1,239,303

	Chartwell Small Cap Value Fund	Chartwell Short Duration High Yield Fund	Chartwell Small Cap Growth Fund
Cost of investments	$130,142,506	$34,825,624	$6,508,759

Gross unrealized appreciation	$39,026,266	$330,274	$380,602
Gross unrealized depreciation	(1,763,949)	(74,285)	(159,804)
Net unrealized appreciation on investments	$37,262,317	$255,989	$220,798

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Chartwell Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2018 (Unaudited)

As of October 31, 2017, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Berwyn Income Fund	Chartwell Mid Cap Value Fund
Undistributed ordinary income	$1,952,247	$1,565,005
Undistributed long-term capital gains	52,184,686	2,844,486
Tax accumulated earnings	54,136,933	4,409,491

Accumulated capital and other losses	-	-
Net unrealized appreciation on investments	23,982,190	1,239,303
Total accumulated earnings (deficit)	$78,119,123	$5,648,794

	Chartwell Small Cap Value Fund	Chartwell Short Duration High Yield Fund	Chartwell Small Cap Growth Fund
Undistributed ordinary income	$228,474	$-	$2,715
Undistributed long-term capital gains	6,975,271	-	-
Tax accumulated earnings	7,203,745	-	2,715

Accumulated capital and other losses	-	(706,273)	(44,832)
Net unrealized appreciation on investments	37,262,317	255,989	220,798
Total accumulated earnings (deficit)	$44,466,062	$(450,284)	$178,681

As of October 31, 2017, the following Funds had net capital loss carryovers:

Not subject to expiration:	Berwyn Income Fund	Chartwell Mid Cap Value Fund
Short-Term	$-	$-
Long-Term	-	-
Total	$-	$-

Not subject to expiration:	Chartwell Small Cap Value Fund	Chartwell Short Duration High Yield Fund	Chartwell Small Cap Growth Fund
Short-Term	$-	$440,203	$44,832
Long-Term	-	266,070	-
Total	$-	$706,273	$44,832

During the fiscal year ended October 31, 2017, the Chartwell Short Duration High Yield Fund utilized $23,348 of short-term non-expiring and $163,042 of long-term non-expiring capital loss carryovers, and the Chartwell Small Cap Value Fund utilized $1,001,143 of short-term non-expiring and $1,409,755 of long-term non-expiring capital loss carryovers.

Chartwell Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2018 (Unaudited)

The tax character of distributions paid during the fiscal year or period ended October 31, 2017 and October 31, 2016 were as follows:

	Berwyn Income Fund		Chartwell Mid Cap Value Fund
	2017	2016	2017	2016
Distributions paid from:
Ordinary Income	$27,904,142	$24,001,454	$721,665	$-
Net long-term capital gains	18,928,645	457,671	-	-
Total distributions paid	$46,832,787	$24,459,125	$721,665	$-

	Chartwell Small Cap Value Fund		Chartwell Short Duration High Yield Fund		Chartwell Small Cap Growth Fund
	2017	2016	2017	2016	2017
Distributions paid from
Ordinary Income	$883,350	$1,148,631	$825,642	$761,932	$-
Net long-term capital gains	-	-	-	-	-
Total distributions paid	$883,350	$1,148,631	$825,642	$761,932	$-

Note 5 – Redemption Fees

Effective May 1, 2016, the Berwyn Income Fund and Chartwell Mid Cap Value Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. Prior to the close of business on April 29, 2016, each of the Berwyn Funds Predecessor Funds imposed a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 60 days of purchase. The Chartwell Small Cap Value Fund, Chartwell Short Duration High Yield Fund, and Chartwell Small Cap Growth Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. Prior to March 1, 2017, the Chartwell Small Cap Value Fund and Chartwell Short Duration High Yield Fund imposed a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended April 30, 2018, and for the year ended October 31, 2017, redemption fees were as follows:

	2018	2017
Berwyn Income Fund	$6,134	$6,372
Chartwell Mid Cap Value Fund	-	437
Chartwell Small Cap Value Fund	559	159
Chartwell Short Duration High Yield Fund	-	-
Chartwell Small Cap Growth Fund	-	-

Chartwell Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2018 (Unaudited)

Note 6 – Investment Transactions

For the six months ended April 30, 2018, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
Berwyn Income Fund	$468,390,078	$455,765,945
Chartwell Mid Cap Value Fund	5,507,468	9,012,986
Chartwell Small Cap Value Fund	10,496,718	7,892,246
Chartwell Short Duration High Yield Fund	13,492,973	6,720,727
Chartwell Small Cap Growth Fund	14,112,678	5,279,471

Note 7 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

Financial Accounting Standard Board Topic 820 defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Chartwell Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2018 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2018, in valuing the Funds’ assets carried at fair value:

Berwyn Income Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stocks[1]	$261,402,561	$-	$-	$261,402,561
Corporate Bonds[2]	-	1,118,497,658	-	1,118,497,658
Preferred Stocks[1]	82,462,974	-	-	82,462,974
Short-Term Investments	86,026,905	-	-	86,026,905
Total Investments	$429,892,440	$1,118,497,658	$-	$1,548,390,098

Chartwell Mid Cap Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$18,636,749	$-	$-	$18,636,749
Short-Term Investments	172,648	-	-	172,648
Total Investments	$18,809,397	$-	$-	$18,809,397

Chartwell Small Cap Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$245,353,517	$-	$-	$245,353,517
Short-Term Investments	7,721,529	-	-	7,721,529
Total Investments	$253,075,046	$-	$-	$253,075,046

Chartwell Short Duration High Yield Fund	Level 1	Level 2	Level 3**	Total
Investments
Corporate Bonds[2]	$-	$39,620,742	$-	$39,620,742
Short-Term Investments	302,138	-	-	302,138
Total Investments	$302,138	$39,620,742	$-	$39,922,880

Chartwell Small Cap Growth Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$15,852,450	$-	$-	$15,852,450
Short-Term Investments	972,489	-	-	972,489
Total Investments	$16,824,939	$-	$-	$16,824,939

[1]	All common stocks and preferred stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Chartwell Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2018 (Unaudited)

[2]	All corporate bonds held in the Funds are Level 2 securities. For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Transfers between levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Note 9 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which a Fund has ownership of a least 5% of the voting securities or any other investment which is advised by or sponsored by the Advisor. Issuers that are affiliates of the Berwyn Income Fund at period-end are noted in the Berwyn Income Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of April 30, 2018 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

					Change in
	Value			Net	Unrealized
Security	Beginning		Sales	Realized	Appreciation	Value End	Dividend
Description	of Period	Purchases	Proceeds	Gain (Loss)	(Depreciation)	of Period	Income
Gold Resource Corp.	$8,083,817	$4,612,979	$(105,138)	$39,781	$4,064,071	$16,695,510	$29,137
LSI Industries, Inc.	10,591,939	228,782	(465,326)	16,100	(1,170,463)	9,201,032	151,767
PC-Tel, Inc.	10,677,885	845,201	-	-	767,206	12,290,292	182,189
Superior Industries International, Inc.	11,487,609	7,725,910	(42,160)	(8,601)	(2,646,358)	16,516,400	176,579
Total	$40,841,250	$13,412,872	$(612,624)	$47,280	$1,014,456	$54,703,234	$539,672

	Shares			Shares
Security	Beginning			End
Description	of Period	Purchases	Sales	of Period
Gold Resource Corp.	2,226,947	1,086,210	(20,157)	3,293,000
LSI Industries, Inc.	1,524,020	33,821	(56,857)	1,500,984
PC-Tel, Inc.	1,605,697	113,225	-	1,718,922
Superior Industries International, Inc.	738,753	519,954	(2,707)	1,256,000
Total	6,095,417	1,753,210	(79,721)	7,768,906

Chartwell Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2018 (Unaudited)

Note 10 – Fund Reorganization

As of the close of business on April 27, 2018, the Chartwell Small Cap Value Fund (the "Acquiring Fund") acquired the assets and assumed the liabilities of the Berwyn Fund (the "Acquired Fund") in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The number and value of shares issued by the Acquiring Fund are presented in the Statements of Changes in Net Assets. Net assets and unrealized depreciation as of the reorganization date were as follows:

Total Net Assets of Acquired Funds	Total Net Assets of Acquiring Fund	Total Net Assets of Acquiring Fund After Acquisition	Acquired Funds Unrealized Depreciation
$79,889,004	$175,992,649	$255,881,653	$(437,953)

Note 11 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Chartwell Funds

EXPENSE EXAMPLES

For the Six Months Ended April 30, 2018 (Unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2017 to April 30, 2018.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Berwyn Income Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/17	4/30/18	11/1/17 – 4/30/18
Actual Performance	$ 1,000.00	$ 1,012.90	$ 3.19
Hypothetical (5% annual return before expenses)	1,000.00	1,021.62	3.21

*	Expenses are equal to the Fund’s annualized expense ratio of 0.64% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

Chartwell Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended April 30, 2018 (Unaudited)

Chartwell Mid Cap Value Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/17	4/30/18	11/1/17 – 4/30/18
Actual Performance	$ 1,000.00	$ 1,001.40	$ 5.22
Hypothetical (5% annual return before expenses)	1,000.00	1,019.58	5.27

*	Expenses are equal to the Fund’s annualized expense ratio of 1.05% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

Chartwell Small Cap Value Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/17	4/30/18	11/1/17 – 4/30/18
Actual Performance	$ 1,000.00	$ 1,019.90	$ 5.26
Hypothetical (5% annual return before expenses)	1,000.00	1,019.59	5.26

*	Expenses are equal to the Fund’s annualized expense ratio of 1.05%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Chartwell Short Duration High Yield Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/17	4/30/18	11/1/17 – 4/30/18
Actual Performance	$ 1,000.00	$ 997.20	$ 2.42
Hypothetical (5% annual return before expenses)	1,000.00	1,022.37	2.46

*	Expenses are equal to the Fund’s annualized expense ratio of 0.49%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Chartwell Small Cap Growth Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/17	4/30/18	11/1/17 – 4/30/18
Actual Performance	$ 1,000.00	$ 1,068.50	$ 5.39
Hypothetical (5% annual return before expenses)	1,000.00	1,019.59	5.26

*	Expenses are equal to the Fund’s annualized expense ratio of 1.05%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the since inception period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Chartwell Funds

Each a series of The Chartwell Funds

Investment Advisor

Chartwell Investment Partners, LLC

1205 Westlakes Drive, Suite 100

Berwyn, Pennsylvania 19312

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, Wisconsin 53212

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Berwyn Income Fund	BERIX	16140T 202
Chartwell Mid Cap Value Fund	BERCX	16140T 301
Chartwell Small Cap Value Fund	CWSIX	16140T 509
Chartwell Short Duration High Yield Fund	CWFIX	16140T 400
Chartwell Small Cap Growth Fund	CWSGX	16140T 608

Privacy Principles of the Chartwell Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Chartwell Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (888) 995-5505, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Funds at (888) 995-5505, or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by calling the Funds at (888) 995-5505. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (888) 995-5505.

Chartwell Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 995-5505

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Chartwell Funds

By (Signature and Title)	/s/ Timothy J. Riddle
Timothy J. Riddle, President and Chief Executive Officer

Date7	7/9/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Timothy J. Riddle
Timothy J. Riddle, President and Chief Executive Officer

Date	7/9/18

By (Signature and Title)	/s/ Neil Walker
Neil Walker, Treasurer and Chief Financial Officer

Date	7/9/18